Revenues and Other Income (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Revenues and Other Income [Abstract]
Schedule of revenue represents the invoiced spirits and wine products sold to customers less discounts, returns, and surcharges
	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Revenues	11,915,725	10,689,835
Sales rebate	(1,772,112)	(1,337,604)
	10,143,613	9,352,231
Other income	13,882	23,214
	10,157,495	9,375,445

	June 30, 2022	June 30, 2021
	US$	US$
Revenues	18,092,018	17,204,693
Sales rebates	(2,146,600)	(2,012,827)
	15,945,418	15,191,866
Other income	40,775	44,763
	15,986,193	15,236,629

Schedule of concentration analysis of the revenue
	Six months ended December 31, 2022	Six months ended December 31, 2021
Customer A	20%	15%
Customer B	17%	11%
Customer C	11%	13%
Customer D	11%	15%
Customer E	10%	0%
Customer F	8%	9%
Others	23%	37%
	100%	100%

	June 30, 2022	June 30, 2021
Customer A	11%	16%
Customer B	13%	16%
Customer C	13%	13%
Customer D	5%	10%
Customer E	8%	10%
Customer F	11%	9%
Customer G	8%	4%
Others	31%	22%
	100%	100%